UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEET (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 523.3	$ 89.7
Accounts receivables, net	284.9	175.8
Amount due from related party	45.9	248.3
Other current assets	81.2	54.7
Total current assets	935.3	568.5
Non-current assets
Drilling units	4,452.2	3,448.3
Goodwill	2.9	0
Deferred tax assets	4.7	9.8
Other non-current assets	242.5	46.0
Total non-current assets	4,702.3	3,504.1
Total assets	5,637.6	4,072.6
Current liabilities
Current portion of long-term debt	29.0	0
Current portion of long-term related party payable	102.2	108.3
Related party revolving credit facility	0	125.9
Trade accounts payable and accruals	62.6	80.0
Other related party payables	158.2	292.1
Other current liabilities	70.1	47.8
Total current liabilities	422.1	654.1
Non-current liabilities
Long-term debt	2,859.2	0
Long-term related party payable	258.4	1,826.4
Related party loan notes	0	299.9
Other non-current liabilities	31.3	37.6
Total non-current liabilities	3,148.9	2,163.9
Members' Capital:
Common unitholders (67,278,250 units issued and outstanding as of June 30, 2014 (December 31, 2013 : 44,400,563))	959.8	280.2
Subordinated unitholders (16,543,350 units issued and outstanding as of June 30, 2014 (December 31, 2013 : 16,543,350))	14.3	18.8
Seadrill Member Interest	2.2	0
Total members’ capital	976.3	299.0
Non-controlling interest	1,090.3	955.6
Total equity	2,066.6	1,254.6
Total liabilities and equity	$ 5,637.6	$ 4,072.6